Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue represents advance payments received from customers before all of the relevant criteria for revenue recognition are met.

	As of December 31,
	2025	2024

Beginning balance	448,253	—
Customer advances	451,867	529,810
Related party advances	371,058	774,088
Recognized as revenues	(1,262,932)	(855,730)
Effect of exchange rate	(1,444)	85
Ending balance	$6,802	$448,253